Supplement dated February 19, 2026 to the

Prospectus and Statement of Additional Information, each dated January 20, 2026.

Shares of each Fund listed below are not currently offered or available for purchase on the secondary market.

Tradr 2X Short AAL Daily ETF
Tradr 2X Short ACHR Daily ETF
Tradr 2X Short ALAB Daily ETF
Tradr 2X Short AMZN Daily ETF
Tradr 2X Short ANF Daily ETF
Tradr 2X Short BLSH Daily ETF
Tradr 2X Short CAR Daily ETF
Tradr 2X Short CRDO Daily ETF
Tradr 2X Short FLY Daily ETF
Tradr 2X Short JOBY Daily ETF
Tradr 2X Short NNE Daily ETF
Tradr 2X Short OPEN Daily ETF
Tradr 2X Short QS Daily ETF
Tradr 2X Short QUBT Daily ETF
Tradr 2X Short TEM Daily ETF
Tradr 2X Short UPST Daily ETF
Tradr 2X Short W Daily ETF
Tradr 2X Short WULF Daily ETF

Each a series of Investment Managers Series Trust II

Please retain this Supplement for future reference.